PROVISIONS COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2022
PROVISIONS COMMITMENTS AND CONTINGENCIES
Schedule Of Provisions And Contingent Liabilities
Thousands of United States dollars	Termination benefits	Legal disputes	Sales tax
Balance as at December 31, 2021	$352	$1,681	$-
Acquired through business combinations	-	-	982
Payments/settlements	(352)	(1,681)	-
Additional provisions	-	-	407
Balance as at June 30, 2022	$-	$-	$1,389